Summary of significant accounting policies (Schedule of Retained Earnings Adjustments for Adopting ASC 606) (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Dec. 31, 2015
Real estate properties development completed		$ 632,359,691	$ 840,393,193	$ 477,179,252
Real estate properties under development		4,068,716,308	1,996,000,653	1,719,135,164
Other current assets		520,391	798,920
Other non-current assets		137,062,313	44,501,252
Customer deposits		1,921,851,255	438,341,713		$ 2,040,385,658
Total equity		745,645,149	1,057,013,126	916,152,178		$ 935,951,602
Consolidated statement of comprehensive income
Revenue		2,217,551,285	1,976,907,231	1,561,624,693
Cost of revenue		1,602,072,983	1,517,279,018	1,203,636,380
Selling and distribution expenses		83,591,651	75,723,717	58,213,716
General and administrative expenses		(156,456,170)	(136,844,741)	(120,415,631)
Income taxes		144,447,247	113,117,126	86,247,875
Net income/(loss)		105,952,020	$ 80,111,405	$ 79,462,680
Accounting Standards Update 2014-09 [Member]
Real estate properties development completed	[1]	71,301,194			35,131,913
Real estate properties under development	[1]	917,864,641			1,176,119,731
Other current assets	[1],[2]	7,671,716			(61,184,518)
Contract assets	[3]	21,779,221			15,575,829
Other non-current assets	[4]	25,275,617			68,159,350
Customer deposits	[1]	1,218,622,666			1,602,043,945
Other current liabilities	[1]	(28,304,396)			(17,664,865)
Total non-current liabilities	[4]	(13,869,109)			(35,343,873)
Total equity	[1],[2],[3],[4]	(132,556,772)			$ (315,232,902)
Consolidated statement of comprehensive income
Revenue	[1],[2]	320,610,288
Cost of revenue	[1]	(102,615,934)
Selling and distribution expenses	[3]	7,214,309
General and administrative expenses	[2]	(650,301)
Income taxes	[4]	(50,559,274)
Net income/(loss)		173,999,088
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Real estate properties development completed	[1]	561,058,497
Real estate properties under development	[1]	3,150,851,667
Other current assets	[1],[2]	1,982,473,950
Contract assets	[3]	0
Other non-current assets	[4]	1,295,436,169
Customer deposits	[1]	703,228,589
Other current liabilities	[1]	3,176,321,924
Total non-current liabilities	[4]	2,232,067,849
Total equity	[1],[2],[3],[4]	878,201,921
Consolidated statement of comprehensive income
Revenue	[1],[2]	1,896,940,997
Cost of revenue	[1]	(1,499,457,049)
Selling and distribution expenses	[3]	(90,805,960)
General and administrative expenses	[2]	(155,805,869)
Income taxes	[4]	(93,887,973)
Net income/(loss)		(68,047,068)
Calculated Under Revenue Guidance In Effect After Topic 606 [Member]
Real estate properties development completed	[1]	632,359,691
Real estate properties under development	[1]	4,068,716,308
Other current assets	[1],[2]	1,990,145,666
Contract assets	[3]	21,779,221
Other non-current assets	[4]	1,320,711,786
Customer deposits	[1]	1,921,851,255
Other current liabilities	[1]	3,148,017,528
Total non-current liabilities	[4]	2,218,198,740
Total equity	[1],[2],[3],[4]	745,645,149
Consolidated statement of comprehensive income
Revenue	[1],[2]	2,217,551,285
Cost of revenue	[1]	(1,602,072,983)
Selling and distribution expenses	[3]	(83,591,651)
General and administrative expenses	[2]	(156,456,170)
Income taxes	[4]	(144,447,247)
Net income/(loss)		$ 105,952,020

[1]	Real estate sales A significant portion of the Group’s revenue is derived from real estate sales of development properties in the PRC. Prior to the adoption of ASC 606, the Group recognizes revenue using the percentage-of-completion (“POC”) method. Under ASC 606, to recognize revenue over time similar to the POC method, contractual provisions need to provide the Group with an enforceable right to payment. Historically, the Group’s contracts did not include a specific term on enforceable right to payment. For all contracts executed starting from January 1, 2018, the Group modified certain terms to establish an enforceable right to payment for performance completed to date, including a reasonable profit. Under ASC 606, the Group recognizes revenue on an “over time” basis prospectively for these new contracts by using cost inputs to measure progress towards the completion of the performance obligation. For contracts that did not include enforceable right to payment terms, revenue is recognized at a point in time when title to the property is transferred to the customer.
[2]	Real estate management services income Upon adopting ASC 606, the Group reassessed its exposure to credit risk for the services that will be transferred to the customer, specifically, evaluating the customer’s ability and intention to pay the contract consideration when it is due. As a result of this evaluation, the Group will recognize revenue in the amount to which the Group has a right to invoice and corresponds directly with the value of performance completed. Upon adoption of ASC 606, the Group recognized the cumulative impact by increasing accounts receivable, accumulated other comprehensive income and retained earnings by US$5.5 million, US$0.1 million and US$4.0 million, respectively, as of January 1, 2018. As of December 31, 2018, the effect of adopting ASC 606 increased accounts receivable, general and administrative expenses, revenue and retained earnings by US$6.8 million, US$0.7 million US$1.9 million and US$5.2 million, respectively, and decreased accumulated other comprehensive income by US$0.1 million.
[3]	Incremental cost to obtain a contract Under ASC 606, the Group recognizes incremental costs of obtaining real estate sales, such as sales commissions, as an asset instead of expensing as incurred under the legacy guidance. Therefore, upon adoption of ASC 606, contract assets, accumulated other comprehensive income and retained earnings increased by US$15.6 million, US$0.4 million and US$11.3 million, respectively, as of January 1, 2018. As of December 31, 2018, the effect of adopting ASC 606 increased contract assets and retained earnings by US$21.8 million and US$18.5 million, respectively, and decreased selling and distribution expenses and accumulated other comprehensive income by US$7.2 million and US$0.4 million.
[4]	Income taxes The tax effects of the adjustments at the applicable statutory tax rates were also reflected. Upon the adoption of ASC 606, the Group increased deferred tax assets by US$68.2 million, decreased deferred tax liabilities by US$35.3 million, increased accumulated other comprehensive income by US$3.4 million and increased retained earnings by US$100.1 million as of January 1, 2018. And the effect of adopting ASC 606 increased deferred tax assets by US$25.3 million, decreased deferred tax liabilities by US$13.9 million, increased income taxes by US$50.6 million and decreased retained earnings by US$11.4 million as of December 31, 2018.